UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Investment-Grade Corporate Multi-Sector Account Portfolio	August 31, 2019

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $112,999)	$	119,285
Receivable for investment securities sold		1,113
Interest receivable		1,072
Cash deposits on futures contracts		324
Other assets		24
Total assets		121,818
Liabilities		
Payable for investment securities purchased		1,205
Variation margin payable on futures contracts		9
Other liabilities		4
Total liabilities		1,218
NET ASSETS	**$**	**120,600**
Net Assets Consist of:		
Total distributable earnings (loss)	$	6,591
Paid-in capital applicable to 11,144,993 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		114,009
NET ASSETS	**$**	**120,600**
NET ASSET VALUE PER SHARE	**$**	**10.82**

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF OPERATIONS

($000s)

		6 Months Ended 8/31/19
Investment Income (Loss)		
Income		
Interest	$	1,975
Dividend		24
Total income		1,999
Expenses		
Custody		6
Interest and borrowing - related		1
Waived / paid by Price Associates		(1)
Total expenses		6
Net investment income		1,993
Realized and Unrealized Gain / Loss		
Net realized gain (loss)		
Securities		1,016
Futures		1,849
Net realized gain		2,865
Change in net unrealized gain / loss		
Securities		6,485
Futures		212
Change in net unrealized gain / loss		6,697
Net realized and unrealized gain / loss		9,562
INCREASE IN NET ASSETS FROM OPERATIONS	**$**	**11,555**

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended 8/31/19	Year Ended 2/28/19
Increase (Decrease) In Net Assets		
Operations		
Net investment income	$ 1,993	$ 3,889
Net realized gain (loss)	2,865	(2,842)
Change in net unrealized gain / loss	6,697	1,283
Increase in net assets from operations	11,555	2,330
Distributions to shareholders		
Net earnings	(1,993)	(3,930)
Capital share transactions*		
Shares sold	26,575	20,155
Distributions reinvested	2,017	3,764
Shares redeemed	(1,650)	(44,728)
Increase (decrease) in net assets from capital share transactions	26,942	(20,809)
Net Assets		
Increase (decrease) during period	36,504	(22,409)
Beginning of period	84,096	106,505
End of period	**$ 120,600**	**$ 84,096**

*Share information		
Shares sold	2,596	2,056
Distributions reinvested	194	385
Shares redeemed	(164)	(4,586)
Increase (decrease) in shares outstanding	2,626	(2,145)

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended August 31, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of August 31, 2019, the fund held interest rate futures with cumulative unrealized gain of $145,000 and cumulative unrealized loss of $8,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended August 31, 2019, the fund recognized $1,849,000 of realized gain on Futures and a $212,000 change in unrealized gain/loss on Futures related to its investments in interest rate derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of August 31, 2019, cash of $324,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended August 31, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 24% and 37% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 12% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $63,312,000 and $36,321,000, respectively, for the six months ended August 31, 2019. Purchases and sales of U.S. government securities aggregated $13,092,000 and $12,182,000, respectively, for the six months ended August 31, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2019, the fund had $2,797,000 of available capital loss carryforwards.

At August 31, 2019, the cost of investments for federal income tax purposes was $113,030,000. Net unrealized gain aggregated $6,392,000 at period-end, of which $6,454,000 related to appreciated investments and $62,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and other non-recurring expenses permitted by the investment management agreement. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.01% of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The fund does not pay the Advisor a management fee for management of the fund, although the Advisor is compensated indirectly for its management of the fund through investment management fees it receives from institutional separately managed accounts that invest directly in the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising other T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive a management fee from the fund, the Board did not review information regarding profits realized from managing the fund in particular or consider whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor.

Fees and Expenses
The fund does not pay an investment management fee. Under the Advisory Contract, the Advisor pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and nonrecurring extraordinary expenses (subject to a limit on the fund’s custody expenses). The fund bears the costs associated with the custody of the fund’s assets, up to 0.01% of the fund’s average daily net assets, and any custody fees in excess of this amount are borne by the Advisor. The Board was provided with information regarding overall industry trends in management fees and expenses and information regarding how the fund compares with other registered funds with similar expense structures that are also used as investment components within institutional accounts. On the basis of the information provided and the factors considered, the Board concluded that the terms of the Advisory Contract, including the custody fee cap, continued to be appropriate.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	October 17, 2019